Mortgage Note Payable - Schedule of Long-term Debt Instruments (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) property	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Outstanding Loan Amount	$ 507,075	$ 524,262	$ 281,186
Deferred financing costs	$ (6,243)	$ (7,446)
Mortgage notes payable
Debt Instrument [Line Items]
Encumbered properties (property) | property	73	73
Outstanding Loan Amount	$ 507,075	$ 524,262
Effective interest rate (percent)	3.00%	3.00%
Outstanding loan amount	$ 513,318	$ 531,708	281,186
Deferred financing costs	$ (6,243)	$ (7,446)
Mortgage notes payable | Quest Diagnostics | LIBOR
Debt Instrument [Line Items]
Interest rate (percent)	2.00%
Mortgage notes payable | EUR
Debt Instrument [Line Items]
Encumbered properties (property) | property	12	12
Outstanding Loan Amount		$ 181,858	132,928
Outstanding loan amount	$ 185,158	$ 181,858
Mortgage notes payable | EUR | Finnair
Debt Instrument [Line Items]
Encumbered properties (property) | property	4	4
Outstanding Loan Amount		$ 30,976	0
Effective interest rate (percent)	2.20%	2.20%
Outstanding loan amount	$ 31,538	$ 30,976
Mortgage notes payable | EUR | Tokmanni
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 31,603	0
Effective interest rate (percent)	2.40%	2.40%
Outstanding loan amount	$ 32,177	$ 31,603
Mortgage notes payable | EUR | Rheinmetall
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 11,561	12,884
Effective interest rate (percent)	2.60%	2.60%
Outstanding loan amount	$ 11,771	$ 11,561
Mortgage notes payable | EUR | OBI DIY
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 4,908	5,470
Effective interest rate (percent)	2.40%	2.40%
Outstanding loan amount	$ 4,997	$ 4,908
Mortgage notes payable | EUR | RWE AG
Debt Instrument [Line Items]
Encumbered properties (property) | property	3	3
Outstanding Loan Amount		$ 68,169	75,969
Effective interest rate (percent)	1.60%	1.60%
Outstanding loan amount	$ 69,406	$ 68,169
Mortgage notes payable | EUR | Rexam
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 5,737	6,394
Effective interest rate (percent)	1.80%	1.80%
Outstanding loan amount	$ 5,841	$ 5,737
Mortgage notes payable | EUR | Metro Tonic
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 28,904	32,211
Effective interest rate (percent)	1.70%	1.70%
Outstanding loan amount	$ 29,428	$ 28,904
Mortgage notes payable | GBP
Debt Instrument [Line Items]
Encumbered properties (property) | property	40	40
Outstanding Loan Amount		$ 223,461	107,497
Outstanding loan amount	$ 202,144	$ 223,461
Mortgage notes payable | GBP | McDonald's
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 1,125	1,180
Effective interest rate (percent)	4.10%	4.10%
Outstanding loan amount	$ 1,018	$ 1,125
Mortgage notes payable | GBP | Wickes Building Supplies I
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 2,882	3,024
Effective interest rate (percent)	3.70%	3.70%
Outstanding loan amount	$ 2,607	$ 2,882
Mortgage notes payable | GBP | Everything Everywhere
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 5,922	6,213
Effective interest rate (percent)	4.00%	4.00%
Outstanding loan amount	$ 5,357	$ 5,922
Mortgage notes payable | GBP | Thames Water
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 8,882	9,319
Effective interest rate (percent)	4.10%	4.10%
Outstanding loan amount	$ 8,035	$ 8,882
Mortgage notes payable | GBP | Wickes Building Supplies II
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 2,443	2,563
Effective interest rate (percent)	4.20%	4.20%
Outstanding loan amount	$ 2,210	$ 2,443
Mortgage notes payable | GBP | Northern Rock
Debt Instrument [Line Items]
Encumbered properties (property) | property	2	2
Outstanding Loan Amount		$ 7,772	8,155
Effective interest rate (percent)	4.50%	4.50%
Outstanding loan amount	$ 7,031	$ 7,772
Mortgage notes payable | GBP | Wickes Building Supplies III
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 2,813	2,951
Effective interest rate (percent)	4.40%	4.40%
Outstanding loan amount	$ 2,544	$ 2,813
Mortgage notes payable | GBP | Provident Financial
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 18,875	19,804
Effective interest rate (percent)	4.10%	4.10%
Outstanding loan amount	$ 17,075	$ 18,875
Mortgage notes payable | GBP | Crown Crest
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 28,498	29,901
Effective interest rate (percent)	4.30%	4.30%
Outstanding loan amount	$ 25,780	$ 28,498
Mortgage notes payable | GBP | Aviva
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 23,242	24,387
Effective interest rate (percent)	3.80%	3.80%
Outstanding loan amount	$ 21,025	$ 23,242
Mortgage notes payable | GBP | Bradford & Bingley
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 11,192	0
Effective interest rate (percent)	3.50%	3.50%
Outstanding loan amount	$ 10,124	$ 11,192
Mortgage notes payable | GBP | Intier Automotive Interiors
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 6,995	0
Effective interest rate (percent)	3.50%	3.50%
Outstanding loan amount	$ 6,328	$ 6,995
Mortgage notes payable | GBP | Capgemini
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 8,142	0
Effective interest rate (percent)	3.20%	3.20%
Outstanding loan amount	$ 7,366	$ 8,142
Mortgage notes payable | GBP | Fujitisu
Debt Instrument [Line Items]
Encumbered properties (property) | property	3	3
Outstanding Loan Amount		$ 36,684	0
Effective interest rate (percent)	3.20%	3.20%
Outstanding loan amount	$ 33,182	$ 36,684
Mortgage notes payable | GBP | Amcor Packaging
Debt Instrument [Line Items]
Encumbered properties (property) | property	7	7
Outstanding Loan Amount		$ 4,628	0
Effective interest rate (percent)	3.60%	3.60%
Outstanding loan amount	$ 4,186	$ 4,628
Mortgage notes payable | GBP | Fife Council
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 2,715	0
Effective interest rate (percent)	3.60%	3.60%
Outstanding loan amount	$ 2,456	$ 2,715
Mortgage notes payable | GBP | Malthrust
Debt Instrument [Line Items]
Encumbered properties (property) | property	3	3
Outstanding Loan Amount		$ 4,737	0
Effective interest rate (percent)	3.60%	3.60%
Outstanding loan amount	$ 4,285	$ 4,737
Mortgage notes payable | GBP | Talk Talk
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 5,663	0
Effective interest rate (percent)	3.60%	3.60%
Outstanding loan amount	$ 5,122	$ 5,663
Mortgage notes payable | GBP | HBOS
Debt Instrument [Line Items]
Encumbered properties (property) | property	3	3
Outstanding Loan Amount		$ 7,979	0
Effective interest rate (percent)	3.60%	3.60%
Outstanding loan amount	$ 7,218	$ 7,979
Mortgage notes payable | GBP | DFS Trading, Five Pack
Debt Instrument [Line Items]
Encumbered properties (property) | property	5	5
Outstanding Loan Amount		$ 15,010	0
Effective interest rate (percent)	3.40%	3.40%
Outstanding loan amount	$ 13,579	$ 15,010
Mortgage notes payable | GBP | DFS Trading, Two Pack
Debt Instrument [Line Items]
Encumbered properties (property) | property	2	2
Outstanding Loan Amount		$ 3,514	0
Effective interest rate (percent)	3.40%	3.40%
Outstanding loan amount	$ 3,179	$ 3,514
Mortgage notes payable | GBP | HP Enterprise Services
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 13,748	0
Effective interest rate (percent)	3.40%	3.40%
Outstanding loan amount	$ 12,437	$ 13,748
Mortgage notes payable | USD
Debt Instrument [Line Items]
Encumbered properties (property) | property	21	21
Outstanding Loan Amount		$ 126,389	40,761
Outstanding loan amount	$ 126,016	$ 126,389
Mortgage notes payable | USD | Quest Diagnostics
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 52,800	0
Effective interest rate (percent)	2.50%	2.00%
Outstanding loan amount	$ 52,800	$ 52,800
Mortgage notes payable | USD | Quest Diagnostics | LIBOR
Debt Instrument [Line Items]
Interest rate (percent)		2.00%
Mortgage notes payable | USD | Western Digital
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 17,982	18,269
Effective interest rate (percent)	5.30%	5.30%
Outstanding loan amount	$ 17,834	$ 17,982
Mortgage notes payable | USD | AT&T Services
Debt Instrument [Line Items]
Encumbered properties (property) | property	1	1
Outstanding Loan Amount		$ 33,550	0
Effective interest rate (percent)	2.50%	2.50%
Outstanding loan amount	$ 33,550	$ 33,550
Mortgage notes payable | USD | AT&T Services | Adjusted LIBOR
Debt Instrument [Line Items]
Interest rate (percent)	2.00%	2.00%
Mortgage notes payable | USD | Encanto Restaurants
Debt Instrument [Line Items]
Encumbered properties (property) | property	18	18
Outstanding Loan Amount		$ 22,057	$ 22,492
Effective interest rate (percent)	6.30%	6.30%
Outstanding loan amount	$ 21,832	$ 22,057